Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Jun. 30, 2022		$ 2,500	[1]	$ 182,986	$ (1,538,212)	$ (112,959)	$ (1,465,685)
Balance (in Shares) at Jun. 30, 2022	[1]	1,000,000
Net income			[1]		969,752		969,752
Shareholder contribution		$ 448	[1]	1,993,810			1,994,258
Shareholder contribution (in Shares)	[1]	179,200
Foreign currency translation adjustment			[1]			68,180	68,180
Balance at Jun. 30, 2023		$ 2,948	[1]	2,176,796	(568,460)	(44,779)	1,566,505
Balance (in Shares) at Jun. 30, 2023	[1]	1,179,200
Net income			[1]		1,291,667		1,291,667
Issuance of ordinary shares		$ 276	[1]	8,413,120			8,413,396
Issuance of ordinary shares (in Shares)	[1]	110,400
Foreign currency translation adjustment			[1]			387	387
Balance at Jun. 30, 2024		$ 3,224	[1]	10,589,916	723,207	(44,392)	11,271,955
Balance (in Shares) at Jun. 30, 2024	[1]	1,289,600
Net income			[1]		3,876,680		3,876,680
Issuance of ordinary shares		$ 400	[1]	1,314,549			1,314,949
Issuance of ordinary shares (in Shares)	[1]	160,000
Exercise of warrants		$ 3,584	[1]	3,690,259			3,693,843
Exercise of warrants (in Shares)	[1]	1,433,359
Cost directly related to the issuing new shares			[1]	(2,838,500)			(2,838,500)
Share-based payment		$ 34	[1]	58,602			58,636
Share-based payment (in Shares)	[1]	13,636
Foreign currency translation adjustment			[1]			(1,133)	(1,134)
Balance at Jun. 30, 2025		$ 7,242	[1]	$ 12,814,826	$ 4,599,887	$ (45,525)	$ 17,376,430
Balance (in Shares) at Jun. 30, 2025	[1]	2,896,595

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).